Taxes on Income (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Corporate income tax rate	26.50%	25.00%	25.00%
Change in valuation allowance	$ 0.1	$ 4.3
ISRAEL [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	64.1
UNITED STATES [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	6.9
Minimum percentage of ownership to be considered in ownership change criteria	5.00%
Operating loss carryforwards potentially limited by ownership change	$ 1.5
UNITED STATES [Member] | Minimum [Member]
Income Taxes [Line Items]
Expiration of operating loss carry forward	Jan. 01, 2017
UNITED STATES [Member] | Maximum [Member]
Income Taxes [Line Items]
Expiration of operating loss carry forward	Dec. 31, 2034
Enacted Corporated Tax Rate - 2015 and Thereafter [Member]
Income Taxes [Line Items]
Corporate income tax rate	26.50%
Increase in rax rate	1.50%